Feb. 25, 2020
ATAC Rotation Fund
ATAC Rotation Fund
ATAC Rotation Fund
(the “Fund”)

(A series of Managed Portfolio Series)
Institutional Class - ATCIX
Investor Class - ATACX

Supplement dated February 25, 2020 to the Prospectus, Summary Prospectus and Statement of Additional Information dated December 29, 2019
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On February 18, 2020, the Board of Trustees of Managed Portfolio Series (the “Board”) approved an investment advisory agreement between (the “Advisory Agreement”) Managed Portfolio Series (the “Trust”), on behalf of the Fund, and Toroso Investments, LLC (“Toroso”), subject to approval by shareholders of the Fund. Pension Partners has determined to exit the advisory business, including as adviser to the Fund, and determined to transition that business to Toroso. Michael Gayed, who currently serves as a portfolio manager to the Fund, on behalf of Pension Partners, has become an employee of Toroso. If shareholders approve the New Advisory Agreement, Mr. Gayed will continue serving as a portfolio manager to the Fund, but on behalf of Toroso. The Fund will hold a special meeting of shareholders to consider approval of the Advisory Agreement on or about April 7, 2020. Information regarding the Advisory Agreement and Toroso will be included in a proxy statement that will be mailed to shareholders entitled to vote at the special meeting.

In addition, the following changes are made to the Fund’s Prospectus.

The language under “Fees and Expenses of the Fund” on page 1 is revised as follows: Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in this table.

The language under “Example” on page 1 of the Prospectus is revised as follows: Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

This supplement should be retained with your Prospectus, Summary Prospectus and Statement of Additional Information for future reference.